BIOLOGICAL ASSETS (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets
The changes in the carrying value of biological assets as at September 30, 2024 and September 30, 2023 are as follows:

	CAPITALIZED COST	BIOLOGICAL ASSET FAIR VALUE ADJUSTMENT	AMOUNT
Balance, September 30, 2022	$8,753	$9,215	$17,968
Unrealized gain on changes in fair value of biological assets	—	68,981	68,981
Production costs capitalized	52,502	—	52,502
Transfer to inventory upon harvest	(54,310)	(67,786)	(122,096)
Balance, September 30, 2023	$6,945	$10,410	$17,355
Unrealized gain on changes in fair value of biological assets	—	51,151	51,151
Production costs capitalized	40,229	—	40,229
Transfer to inventory upon harvest	(41,226)	(52,336)	(93,562)
Balance, September 30, 2024	$5,948	$9,225	$15,173

Disclosure of detailed information about unobservable inputs and their impact on fair value
Management believes the most significant unobservable inputs and their impact on fair value are as follows:

SIGNIFICANT INPUTS &	WEIGHTED AVERAGE INPUT					EFFECT ON FAIR VALUE
ASSUMPTIONS	September 30, 2024		September 30, 2023		SENSITIVITY	September 30, 2024	September 30, 2023
Average selling price per gram (excluding trim)	$1.59		$1.73		Increase or decrease by 10% per gram	$1,463	$1,690
Expected average yield per plant	187	grams	173	grams	Increase or decrease by 10 grams	$781	$978